Fair Value of Financial Instruments and Derivative Instruments - Valuation of Company's Financial Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 153	$ 0
Derivative instruments – liability position	$ 1,978	$ 121